Long-term Debt - Stock warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure
Stock warrants outstanding, January 1	$ 115
Stock warrants outstanding, December 31	144	$ 115
Stock warrants
Warrants and Rights Note Disclosure
Stock warrants outstanding, January 1	68,581	23,460
Stock warrants issued with convertible notes payable	7,676	45,121
Stock warrants outstanding, December 31	$ 76,257	$ 68,581